INCOME TAXES - Disclosure of detailed information about unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Capital losses [Member]
Disclosure Of Income Tax [Line Items]
Capital losses	$ 1,385	$ 1,385